Note 6 - Related Party Transactions	11 Months Ended
Jul. 31, 2013
Notes
Note 6 - Related Party Transactions:

Note 6 – Related Party Transactions:

A shareholder of the Company advanced $10,000 to the Company in the year ended August 31, 2011.  The balance of the Stockholder’s loan was $10,000 at February 28, 2013. The loan carries no interest, is unsecured, has no maturity date and is payable upon demand.